Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	ff1_SupplementTextBlock

FORWARD FUNDS

Supplement dated October 31, 2016

to the

Salient EM Infrastructure Fund Investor Class and Institutional Class Prospectus

(“No-Load Prospectus”) and Salient EM Infrastructure Fund Class A, Class B, Class C and

Advisor Class Prospectus (“Load Prospectus”)

each dated May 1, 2016, as supplemented

Effective December 1, 2016, Forward Funds, on behalf of the Salient EM Infrastructure Fund (the “Fund”), entered into an expense limitation agreement with Forward Management, LLC d/b/a Salient (“Salient Management”), the Fund’s investment advisor, pursuant to which Salient Management agrees to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class, Institutional Class, Class A, Class B, Class C and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.55%, 1.20%, 1.60%, 2.15%, 2.15% and 1.25%, respectively. Accordingly, effective December 1, 2016, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund in the No-Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fee	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.72%	0.62%
Total Annual Fund Operating Expenses	1.87%	1.52%
Fee Waiver and/or Expense Reimbursement(1)	–0.32%	–0.32%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.55%	1.20%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2018 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.55% and 1.20% respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$158	$122
3 Years	$557	$449
5 Years	$981	$798
10 Years	$2,161	$1,783

****

The “Annual Fund Operating Expenses” table and the “Examples” tables for the Fund in the Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Advisor Class
Management Fee	0.90%	0.90%	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	0.75%	0.75%	N/A
Other Expenses	0.77%	0.82%	0.82%	0.67%
Total Annual Fund Operating Expenses	1.92%	2.47%	2.47%	1.57%
Fee Waiver and/or Expense Reimbursement(1)	–0.32%	–0.32%	–0.32%	–0.32%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.60%	2.15%	2.15%	1.25%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2018 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Class A, Class B, Class C, and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.60%, 2.15%, 2.15% and 1.25%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class B, Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C	Advisor Class
1 Year	$728	$718	$318	$127
3 Years	$1,114	$1,039	$739	$464
5 Years	$1,524	$1,486	$1,286	$825
10 Years	$2,662	$2,643	$2,778	$1,838

You would pay the following expenses if you did not redeem your shares:

	Class A	Class B	Class C	Advisor Class
1 Year	$728	$218	$218	$127
3 Years	$1,114	$739	$739	$464
5 Years	$1,524	$1,286	$1,286	$825
10 Years	$2,662	$2,643	$2,778	$1,838

****

No Load | Salient EM Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff1_SupplementTextBlock

FORWARD FUNDS

Supplement dated October 31, 2016

to the

Salient EM Infrastructure Fund Investor Class and Institutional Class Prospectus

(“No-Load Prospectus”) and Salient EM Infrastructure Fund Class A, Class B, Class C and

Advisor Class Prospectus (“Load Prospectus”)

each dated May 1, 2016, as supplemented

Effective December 1, 2016, Forward Funds, on behalf of the Salient EM Infrastructure Fund (the “Fund”), entered into an expense limitation agreement with Forward Management, LLC d/b/a Salient (“Salient Management”), the Fund’s investment advisor, pursuant to which Salient Management agrees to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class, Institutional Class, Class A, Class B, Class C and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.55%, 1.20%, 1.60%, 2.15%, 2.15% and 1.25%, respectively. Accordingly, effective December 1, 2016, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund in the No-Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fee	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.72%	0.62%
Total Annual Fund Operating Expenses	1.87%	1.52%
Fee Waiver and/or Expense Reimbursement(1)	–0.32%	–0.32%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.55%	1.20%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2018 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.55% and 1.20% respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$158	$122
3 Years	$557	$449
5 Years	$981	$798
10 Years	$2,161	$1,783

****

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:
No Load | Salient EM Infrastructure Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.55%
1 Year	rr_ExpenseExampleYear01	$ 158
3 Years	rr_ExpenseExampleYear03	557
5 Years	rr_ExpenseExampleYear05	981
10 Years	rr_ExpenseExampleYear10	2,161
1 Year	rr_ExpenseExampleNoRedemptionYear01	158
3 Years	rr_ExpenseExampleNoRedemptionYear03	557
5 Years	rr_ExpenseExampleNoRedemptionYear05	981
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,161
No Load | Salient EM Infrastructure Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	$ 122
3 Years	rr_ExpenseExampleYear03	449
5 Years	rr_ExpenseExampleYear05	798
10 Years	rr_ExpenseExampleYear10	1,783
1 Year	rr_ExpenseExampleNoRedemptionYear01	122
3 Years	rr_ExpenseExampleNoRedemptionYear03	449
5 Years	rr_ExpenseExampleNoRedemptionYear05	798
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,783
Load | Salient EM Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff1_SupplementTextBlock

FORWARD FUNDS

Supplement dated October 31, 2016

to the

Salient EM Infrastructure Fund Investor Class and Institutional Class Prospectus

(“No-Load Prospectus”) and Salient EM Infrastructure Fund Class A, Class B, Class C and

Advisor Class Prospectus (“Load Prospectus”)

each dated May 1, 2016, as supplemented

Effective December 1, 2016, Forward Funds, on behalf of the Salient EM Infrastructure Fund (the “Fund”), entered into an expense limitation agreement with Forward Management, LLC d/b/a Salient (“Salient Management”), the Fund’s investment advisor, pursuant to which Salient Management agrees to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class, Institutional Class, Class A, Class B, Class C and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.55%, 1.20%, 1.60%, 2.15%, 2.15% and 1.25%, respectively. Accordingly, effective December 1, 2016, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” tables for the Fund in the Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Advisor Class
Management Fee	0.90%	0.90%	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	0.75%	0.75%	N/A
Other Expenses	0.77%	0.82%	0.82%	0.67%
Total Annual Fund Operating Expenses	1.92%	2.47%	2.47%	1.57%
Fee Waiver and/or Expense Reimbursement(1)	–0.32%	–0.32%	–0.32%	–0.32%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.60%	2.15%	2.15%	1.25%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2018 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Class A, Class B, Class C, and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.60%, 2.15%, 2.15% and 1.25%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class B, Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C	Advisor Class
1 Year	$728	$718	$318	$127
3 Years	$1,114	$1,039	$739	$464
5 Years	$1,524	$1,486	$1,286	$825
10 Years	$2,662	$2,643	$2,778	$1,838

You would pay the following expenses if you did not redeem your shares:

	Class A	Class B	Class C	Advisor Class
1 Year	$728	$218	$218	$127
3 Years	$1,114	$739	$739	$464
5 Years	$1,524	$1,286	$1,286	$825
10 Years	$2,662	$2,643	$2,778	$1,838

****

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the costs of investing in Class A, Class B, Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Load | Salient EM Infrastructure Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.60%
1 Year	rr_ExpenseExampleYear01	$ 728
3 Years	rr_ExpenseExampleYear03	1,114
5 Years	rr_ExpenseExampleYear05	1,524
10 Years	rr_ExpenseExampleYear10	2,662
1 Year	rr_ExpenseExampleNoRedemptionYear01	728
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,114
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,524
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,662
Load | Salient EM Infrastructure Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.15%
1 Year	rr_ExpenseExampleYear01	$ 718
3 Years	rr_ExpenseExampleYear03	1,039
5 Years	rr_ExpenseExampleYear05	1,486
10 Years	rr_ExpenseExampleYear10	2,643
1 Year	rr_ExpenseExampleNoRedemptionYear01	218
3 Years	rr_ExpenseExampleNoRedemptionYear03	739
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,286
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,643
Load | Salient EM Infrastructure Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.15%
1 Year	rr_ExpenseExampleYear01	$ 318
3 Years	rr_ExpenseExampleYear03	739
5 Years	rr_ExpenseExampleYear05	1,286
10 Years	rr_ExpenseExampleYear10	2,778
1 Year	rr_ExpenseExampleNoRedemptionYear01	218
3 Years	rr_ExpenseExampleNoRedemptionYear03	739
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,286
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,778
Load | Salient EM Infrastructure Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	$ 127
3 Years	rr_ExpenseExampleYear03	464
5 Years	rr_ExpenseExampleYear05	825
10 Years	rr_ExpenseExampleYear10	1,838
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	464
5 Years	rr_ExpenseExampleNoRedemptionYear05	825
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,838

[1]	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2018 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.55% and 1.20% respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.
[2]	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2018 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Class A, Class B, Class C, and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.60%, 2.15%, 2.15% and 1.25%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.